Class S Shares | Clinton Long Short Equity Fund
FUND SUMMARY
Investment Objective:
The Fund seeks capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class S Shares Clinton Long Short Equity Fund Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed if sold in less than 60 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class S Shares Clinton Long Short Equity Fund Class S
Management Fees		1.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.40%
Total Annual Fund Operating Expenses		2.15%
Fee Waiver	[2]	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver		1.77%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2015, to ensure that total annual fund operating expenses (including organizational and offering costs) after fee waiver and/or reimbursement (exclusive of any taxes, 12b-1 fees, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or litigation expenses and/or legal fees related to shareholder activism pursued by the sub-adviser on behalf of the Fund). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the end of the fiscal year in which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Class S Shares Clinton Long Short Equity Fund Class S	180	636

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies:
The Fund’s adviser delegates execution of the Fund’s investment strategy to the sub-adviser. Under normal market conditions, the Fund invests at least 80% of its assets, defined as net assets plus the amount of any borrowings for investment purposes, in long or short positions in equity securities of U.S. and non-U.S. companies. The Fund defines equity securities as common and preferred stocks as well as equity-related securities such as securities and financial instruments (e.g. derivatives) that derive their value from equity securities. The equity and equity-related securities in which the Fund invests are may be listed or unlisted, of issuers of any size, and may include, but are not limited to, common stocks, preferred stocks, rights and warrants and swap contracts (including equity and asset swaps). Equity swaps may be based on a single name equity or a basket of equities. The sub-adviser will create short exposure for the Fund through the use of swaps. The sub-adviser will use short swap positions for both hedging purposes and for capital appreciation.

The Fund establishes its long and short positions based on quantitative and fundamental analysis provided by the Fund’s sub-adviser. The sub-adviser employs proprietary quantitative models, which seek to identify quality companies and statistical measures of risk to assure diversification by issuer and industry. The sub-adviser uses volatility and correlation forecasting to manage the Fund’s investment portfolio. The sub-adviser utilizes quantitative risk models in furtherance of the Fund’s investment objective, which seek to control portfolio level risk. The quantitative models used and fundamental factors considered by the sub-adviser may change over time, when the sub-adviser deems it beneficial to the Fund. The sub-adviser expects, that in most market environments, the Fund’s net equity exposure will be positive but below 100%. The sub-adviser expects that the Fund’s gross equity market exposure, or the value of the Fund’s long positions plus its short positions, will generally be below 175%.

The sub-adviser also employs a fundamental bottom-up approach to identify companies that are underperforming, poorly managed, strategically deficient or sub-optimally capitalized. The sub-adviser uses an active ownership approach, seeking to assist portfolio companies to achieve better results and outperform market expectations. In general, the Fund will take long positions in those securities that the sub-adviser believes to be undervalued and short positions in those securities that the sub-adviser believes to be overvalued. The sub-adviser sells a long position when a price target is reached, fundamentals have deteriorated or more attractive investments are available. The sub-adviser covers (buys back) short positions when a price target is reached, fundamentals have improved or more attractive short positions are available.

As substitutes for securities and to manage risk, the Fund may also invest in swap contracts (including equity and asset swaps) and currencies (including currency forward contracts).
Principal Investment Risks:
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund’s investments in securities and derivatives.
  Activism Risk: Shareholder activism exposes the Fund to various risks. Depending upon the circumstances, the issuer may or may not be receptive to communications from the sub-adviser, and indeed may overtly resist, block, or ignore any or all of the sub-adviser’s suggestions and strategies. Such efforts may result in increased legal expenses incurred by the Fund as well as the potential for involvement in litigation as either plaintiff, defendant, or both. The sub-adviser’s advocacy methodology and advocacy-related security selection may produce incorrect judgments about the attractiveness, value and potential appreciation of a particular security in which the Fund invests and may not produce the desired results.
  Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Purchased options may expire worthless. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.
  Equity Market Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
  Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.
  Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Limited History of Operations: The Fund is a new mutual fund, has no history of operations and may not grow to or maintain an economically viable size.
  Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.
  Management Risk: The sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.
  Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
  Portfolio Turnover Risk. Portfolio turnover may result in higher brokerage commissions and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.
  Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the sub-adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.
  Small and Medium Capitalization Company Risk: Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Therefore, the common stocks of small and mid-sized companies may pose greater risks than the risks generally associated with the common stocks of larger, more established companies.

Performance:
Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.wakefieldfunds.com or by calling 1-855-243-1815.